ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 64.9%

Agriculture – 8.8%
Village Farms International, Inc. (Canada)(a)	3,342,808	$2,022,065

Distributors – 11.9%
High Tide, Inc. (Canada)(a)(b)	1,444,650	2,730,389

Machinery – 0.8%
Agrify Corp.(a)	11,060	194,103

Pharmaceuticals – 34.9%
Cannara Biotech, Inc. (Canada)(a)	120,000	110,057
Canopy Growth Corp. (Canada)(a)(b)	91,462	83,230
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	982,488	952,817
Charlottes Web Holdings, Inc.(a)(b)	2,023,875	182,806
Cronos Group, Inc. (Canada)(a)	634,528	1,148,496
Flora Growth Corp. (Canada)(a)	70,420	42,604
Fluent Corp.(a)	6,194,547	356,186
IM Cannabis Corp. (Canada)(a)	104,075	158,714
Intercure Ltd. (Israel)(a)	108,044	151,262
Jazz Pharmaceuticals PLC(a)	11,760	1,460,004
Organigram Holdings, Inc. (Canada)(a)	845,954	854,414
PharmaCielo Ltd. (Canada)(a)	340,491	15,377
Rubicon Organics, Inc. (Canada)(a)	1,196,135	448,156
SNDL, Inc. (Canada)(a)	1,165,992	1,644,049
Tilray Brands, Inc. (Canada)(a)(b)	487,735	320,686
Total Pharmaceuticals		7,928,858

REITS – 6.8%
Advanced Flower Capital Inc	76,926	428,478
Chicago Atlantic Real Estate Finance, Inc.	76,811	1,129,122
Total REITS		1,557,600

Software – 1.5%
WM Technology, Inc.(a)	301,755	340,983

Specialty Retail – 0.2%
Ispire Technology, Inc.(a)(b)	15,010	40,977

Total Common Stocks (Cost $58,804,682)		14,814,975

EXCHANGE TRADED FUND – 34.6%

Equity Fund – 34.6%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $37,095,457)	3,034,453	7,919,922

MONEY MARKET FUNDS – 1.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(c)	119,033	119,033
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(d)	299,057	299,057
Total Money Market Funds (Cost $418,090)		418,090

Total Investments – 101.3% (Cost $96,318,229)		23,152,987
Liabilities in Excess of Other Assets – (1.3%)		(289,990)
Net Assets – 100.0%		$22,862,997

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $766,373; the aggregate market value of the collateral held by the fund is $825,136. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $526,079.
(c)	Rate shown reflects the 7-day yield as of March 31, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$14,799,598	$15,377	$–	$14,814,975
Exchange Traded Fund	7,919,922	–	–	7,919,922
Money Market Funds	418,090	–	–	418,090
Total	$23,137,610	$15,377	$–	$23,152,987

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	8.8%
Distributors	11.9
Equity Fund	34.6
Machinery	0.8
Pharmaceuticals	34.9
REITS	6.8
Software	1.5
Specialty Retail	0.2
Money Market Funds	1.8
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2025	Value at 3/31/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$16,403,206	$4,799,462	$(71,328)	$(213,618)	$(12,997,800)	3,034,453	$7,919,922	$–